Cover	12 Months Ended
Dec. 31, 2021 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-40509
Entity Registrant Name	BROOKFIELD ASSET MANAGEMENT REINSURANCE PARTNERS LTD.
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	Wellesley House South
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
Title of 12(b) Security	Class A Exchangeable Limited Voting Shares
Trading Symbol	BAMR
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	10,877,989
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	false
Entity Shell Company	false
Entity Central Index Key	0001837429
Amendment Flag	false
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2021
Document Accounting Standard	International Financial Reporting Standards
Business Contact
Document Information [Line Items]
Contact Personnel Name	Anna Knapman-Scott
Entity Address, Address Line One	Wellesley House South
Entity Address, Address Line Two	2nd Floor
Entity Address, Address Line Three	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM08
City Area Code	441
Local Phone Number	294-3316
Contact Personnel Email Address	bamr.enquiries@brookfield.com